Employee Benefit Plans (Schedule of Stock Option Activity) (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning Balance (in shares)	17	16	15
Granted (in shares)	4	5	3
Exercised (in shares)	(5)	(3)	(2)
Cancelled (in shares)	(1)	(1)	0
Ending Balance (in shares)	15	17	16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance (in dollars per share)	$ 53.21	$ 47.19	$ 41.56
Granted (in dollars per share)	80.05	63.58	65.91
Exercised (in dollars per share)	44.72	36.15	29.67
Cancelled (in dollars per share)	70.50	62.25	54.08
Ending Balance (in dollars per share)	$ 61.97	$ 53.21	$ 47.19